Sensitivites - Sensitivities on financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair value change | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 14	£ 12
Change in risk variable, impact on net assets	£ 14	12
Fair value change | Commodity contract derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 6	9
Change in risk variable, impact on net assets	£ 6	9
Inflation, UK RPI change | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 25	27
Change in risk variable, impact on other equity reserves	£ 0	0
Interest rate risk | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 12	14
Change in risk variable, impact on other equity reserves	£ 98	47
Interest rate risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 6	5
Change in risk variable, impact on other equity reserves	£ 22	27
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 44	49
Change in risk variable, impact on other equity reserves	285	216
Change in risk variable, impact on net assets	£ 1,425	1,319
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Increase in risk variable, impact on earnings	£ 20	26
Decrease in risk variable, impact on earnings	(21)	(27)
Increase in risk variable, impact on net assets	20	26
Decrease in risk variable, impact on net assets	£ (21)	£ (27)